Investment in securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

	December 31, 2017				December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Trading
Mutual funds	5,724	1,616	(516)	6,824	5,724	1,091	(502)	6,313
Total trading	5,724	1,616	(516)	6,824	5,724	1,091	(502)	6,313

Available-for-sale
US government and federal agencies	2,720,581	8,924	(20,401)	2,709,104	2,448,207	6,773	(24,578)	2,430,402
Non-US governments debt securities	26,516	118	(386)	26,248	27,895	178	(1,053)	27,020
Corporate debt securities	243,999	153	(780)	243,372	513,881	2,139	(1,545)	514,475
Asset-backed securities - Student loans	13,290	—	(797)	12,493	13,290	—	(797)	12,493
Commercial mortgage-backed securities	142,740	56	(1,296)	141,500	151,855	43	(1,352)	150,546
Residential mortgage-backed securities	186,049	309	(1,635)	184,723	200,288	56	(2,542)	197,802
Total available-for-sale	3,333,175	9,560	(25,295)	3,317,440	3,355,416	9,189	(31,867)	3,332,738

Held-to-maturity¹
US government and federal agencies	1,381,955	4,813	(9,414)	1,377,354	1,061,103	2,528	(16,803)	1,046,828
Total held-to-maturity	1,381,955	4,813	(9,414)	1,377,354	1,061,103	2,528	(16,803)	1,046,828
¹ For the years ended December 31, 2017, 2016 and 2015, non-credit impairments recognized in accumulated other comprehensive loss ("AOCL") for HTM investments were nil .

	December 31, 2017		December 31, 2016
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	149,999	150,900	211,342	212,995
Held-to-maturity	202,303	201,523	320,942	315,635
In the following tables, debt securities with unrealized losses that are not deemed to be OTTI are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2017	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	497,307	(2,461)	1,014,252	(17,940)	1,511,559	(20,401)
Non-US governments debt securities	—	—	22,360	(386)	22,360	(386)
Corporate debt securities	86,501	(225)	39,479	(555)	125,980	(780)
Asset-backed securities - Student loans	—	—	12,493	(797)	12,493	(797)
Commercial mortgage-backed securities	98,822	(709)	36,766	(587)	135,588	(1,296)
Residential mortgage-backed securities	71,604	(486)	56,287	(1,149)	127,891	(1,635)
Total available-for-sale securities with unrealized losses	754,234	(3,881)	1,181,637	(21,414)	1,935,871	(25,295)

Held-to-maturity securities with unrealized losses
US government and federal agencies	549,532	(2,862)	288,830	(6,552)	838,362	(9,414)

	Less than 12 months		12 months or more
December 31, 2016	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	1,558,636	(21,932)	266,094	(2,646)	1,824,730	(24,578)
Non-US governments debt securities	21,681	(1,053)	—	—	21,681	(1,053)
Corporate debt securities	214,506	(1,545)	—	—	214,506	(1,545)
Asset-backed securities - Student loans	—	—	12,493	(797)	12,493	(797)
Commercial mortgage-backed securities	134,195	(1,352)	—	—	134,195	(1,352)
Residential mortgage-backed securities	181,556	(2,542)	—	—	181,556	(2,542)
Total available-for-sale securities with unrealized losses	2,110,574	(28,424)	278,587	(3,443)	2,389,161	(31,867)

Held-to-maturity securities with unrealized losses
US government and federal agencies	937,080	(16,803)	—	—	937,080	(16,803)

Summary of investments maturities

	Remaining term to maturity
December 31, 2017	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Trading
Mutual funds	—	—	—	—	—	6,824	6,824

Available-for-sale
US government and federal agencies	—	—	84,146	—	—	2,624,958	2,709,104
Non-US governments debt securities	—	671	3,216	22,361	—	—	26,248
Corporate debt securities	63,602	74,616	105,154	—	—	—	243,372
Asset-backed securities - Student loans	—	—	—	—	—	12,493	12,493
Commercial mortgage-backed securities	—	—	—	—	—	141,500	141,500
Residential mortgage-backed securities	—	—	—	—	—	184,723	184,723
Total available-for-sale	63,602	75,287	192,516	22,361	—	2,963,674	3,317,440

Held-to-maturity
US government and federal agencies	—	—	—	—	—	1,381,955	1,381,955
Total investments	63,602	75,287	192,516	22,361	—	4,352,453	4,706,219

Total by currency
US dollars	63,602	75,287	192,516	22,361	—	4,352,245	4,706,011
Other	—	—	—		—	208	208
Total investments	63,602	75,287	192,516	22,361	—	4,352,453	4,706,219

Schedule of sale proceeds and realized gains and losses of AFS securities
Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2017
	Sale proceeds	Gross realized gains	Gross realized (losses)
Corporate debt securities	202,700	1,684	—
Commercial mortgage-backed securities	7,785	—	(60)
Pass-through note	2,562	2,562	—
Net realized gains (losses) recognized in net income	213,047	4,246	(60)

	Year ended
	December 31, 2016
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	59,939	1,013	(76)
Pass-through note	609	609	—
Net realized gains (losses) recognized in net income	60,548	1,622	(76)

	Year ended
	December 31, 2015
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	232,372	—	(4,465)
Residential mortgage-backed securities	6,056	—	(270)
Pass-through note	328	328	—
Net realized gains (losses) recognized in net income	238,756	328	(4,735)